RISK MANAGEMENT	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
RISK MANAGEMENT

40)	RISK MANAGEMENT

The risk management activity is highly strategic due to the increasing complexity of products and services and the globalization of the Company's business. The dynamism of the markets leads the Company to constantly seek to improve this activity.

The Company carries out a corporate risk control in an integrated and independent manner, preserving and giving value to a collective decision-making environment, developing and implementing methodologies, models and tools for measurement and control. It promotes the dissemination of the risk culture to all employees, at all hierarchical levels, from the business areas to the Board of Directors.

Scope of Risk Management

The Company's risk management scope reaches a wide vision of risks within the Company, allowing risks at a consolidated level to be supported by the corporate risk management process in order to support the development of the Company's activities. To this end, the Company’s action is carried out by means of three lines of defense in which they all contribute to provide reasonable assurance that the specified goals are reached:

•	First line, represented by the business areas and areas of support, responsible for identifying, assessing, reporting and managing the inherent risks as part of the day-to-day activities. In addition, they are responsible for the execution of controls, in response to the risks, and/or for the definition and implementation of action plans to ensure the effectiveness of the internal control environment, while keeping risks within acceptable levels;
•	Second line, represented by the areas of supervision, responsible for establishing policies and procedures of risk management and compliance for the development and/or monitoring of controls in the first line of defense, in addition to the activities and responsibilities associated with independent validation of models. In this line, we highlight the Departments of Integrated Risk Control, Compliance, Conduct and Ethics, Legal, and Corporate Security, Independent Model Assessment area, among others; and
•	Third line, represented by the General Inspectorate Department Audit and General Inspectory, which is responsible for assessing independently the effectiveness of the risk management and internal controls, including the form by which the first and second lines accomplish their goals, reporting the results of their work to the Board of Directors, the Audit Committee, Fiscal Council and senior management.

Risk Appetite Statement (RAS)

The risk appetite refers to the types and levels of risks that the Company is willing to accept in the conduct of its business and purposes. The Risk Appetite Statement – RAS is an important instrument that summarizes the risk culture of the Company.

At the same time, RAS emphasizes the existence of an efficient process of assignments in the operational risk management and in the performance of control functions, as well as for mitigation and disciplinary actions and processes of scheduling and reporting to Senior Management upon breach of the risk limits or control processes established.

The Risk Appetite Statement is reviewed on annual basis[1], or whenever necessary, by the Board of Directors and permanently monitored by forums of the Senior Management and business and control areas.

[1] The Risk Committee, in relation to the RAS, has the following attributions: to assess the risk appetite levels set out in the Risk Appetite Statement (RAS) and the strategies for its management, taking risks into account individually and in an integrated manner; and b) to supervise compliance, by the institution’s Board of Executive Officers, with the terms of the RAS.

RAS reinforces the dissemination of the risk culture by disclosing the main aspects of risk appetite of the Company to all its members.

Dimensions of Risk Appetite

For the many types of risks, whether measurable or not, the Company established control approaches, observing the main global dimensions: Solvency, Liquidity, Profitability, Credit, Market, Operational, Cyber Security, Social, Environmental, Climate, Reputation, Model and Qualitative Risks.

Risk and Capital Management Structures

The risk and capital management structure are made up of several committees, commissions and departments that support the Board of Directors, the Chief Executive Officer, the Chief Risk Officer and the Board of Executive Officers of the Company in strategic decision making.

The Company has the Integrated Risk and Capital Allocation Management Committee – COGIRAC, whose duty is to advise the Director-CEO in performing its duties, related to the management and control of all risks, and to the capital of the Company.

The risk management structure also has the Executive Committees for: a) Risk Monitoring, b) Risk Management, c) PLDFT/Sanctions and Information Security/Cyber, there is also the Executive Committee for Products, Services and Partnerships and the Executive Committees of the business areas which, among their attributions, suggest the limits of exposure to their respective risks and prepare mitigation plans to be submitted for evaluation by the Risk Committee and deliberation by the Board of Directors.

In addition, it is the responsibility of the Risk Committee to assess the structure of the Company’s risk management and occasionally propose improvements and challenge the Group’s risk structure in the face of new trends and threats, as well as to advise the Board of Directors in the performance of its assignments related to the management and control of risks and capital.

The Organization's Board of Directors approved the information disclosed in this report regarding the description of the risk and capital management structure.

Stress Test Program

The risk management structure has a stress test program defined as a coordinated set of processes and routines, containing own methodologies, documentation and governance, whose principal purpose is to identify potential vulnerabilities of the institution. Stress tests are exercises of prospective evaluation of the potential impacts of specific events and circumstances on capital, on liquidity or on the value of a particular portfolio of the Company.

In the Stress Testing Program, the scenarios and results are validated by COGIRAC, evaluated by the Risk Committee and deliberated by the Board of Directors, which is also responsible for approving the program and the guidelines to be followed.

40.1.	Capital Management

The Group manages capital involving the control and business areas, in accordance with the guidelines of the Executive Board and the Board of Directors and has a governance structure composed of Commissions, Committees and the highest body is the Board of Directors.

The Controllership Department is responsible for complying with the determinations of the Central Bank of Brazil, relevant to capital management activities and for supporting the Senior Management with analyzes and projections of the availability and need for capital, identifying threats and opportunities that contribute to the planning sufficiency and optimization of capital levels.

Capital Management Corporate Process

The Capital Management provides the conditions required to meet the Company’s strategic goals to support the risks inherent to its activities.

To calculate the Basel Ratio, the Organization presents information relating to the Prudential Conglomerate (regulatory requirement of the Central Bank of Brazil) which Management considers to be the Group's most relevant regulatory requirement as it covers a significant part of the Group's companies. Other controlled and associated companies are subject to additional regulatory requirements at the entity level and have specific regulations on capital requirements. All met the minimum requirements on December 31, 2023 and 2022.

In this way, it adopt’s a forward-looking stance, of three years, when elaborating its capital plan, anticipating the need for capital, as well as establishing procedures and contingency actions to be considered in adverse scenarios, taking into account possible changes in the conditions of the regulatory, economic and business environment in which it operates.

To ensure a sound capital composition to support the development of its activities and to ensure adequate coverage of risks incurred, the group maintains periodic monitoring of capital projections considering a managerial capital margin (buffer), which is added to the minimum regulatory requirements.

The management buffer is in line with market practices and the regulatory requirements, observing aspects such as additional impacts generated by stress scenarios, qualitative risks and risks not captured by the regulatory model.

The results from the Group’s capital projections are submitted to the Senior Management, pursuant to the governance established. In addition, the Company’s regulatory capital sufficiency is monitored by periodically calculating the Basel Ratio, Tier I Ratio and Common Equity Ratio of the Prudential Conglomerate (the Prudential Conglomerates is a sub-set of the consolidated Organization defined for regulatory capital purposes and includes: (i) the financial institutions authorized to function by the Central Bank of Brazil; (ii) consortium administrators; (iii) payment institutions; (iv) companies that acquire credit operations, including real estate or credit rights; (v) other legal entities domiciled in Brazil which invest in these companies; and (vi) funds in which any of the other members of the Prudential Conglomerate hold or retain substantial risks and / or benefits).

Details of Reference Equity (PR), Capital and Liquidity Ratios

The following table presents the main metrics established by prudential regulation (orders financial institutions to comply with requirements to cope with risks associated with their financial activities), such as regulatory capital, leverage ratio and liquidity indicators.

The Group presents information relating to the Prudential Conglomerate (regulatory requirement of the Central Bank of Brazil) which Management considers to be the Group's most relevant regulatory requirement as it covers a significant part of the Group's companies. Other controlled and associated companies are subject to additional regulatory requirements at the entity level and have specific regulations on capital requirements. All met the minimum requirements on December 31, 2023 and 2022.

Calculation basis - Basel Ratio	R$ thousands
	Basel III
	On December 31, 2023	On December 31, 2022
	Prudential Conglomerate
Regulatory capital - values
Common equity	110,689,318	106,500,779
Level I	125,412,066	120,624,009
Reference Equity - RE	149,969,145	144,282,538
Risk-weighted assets (RWA) - amounts
Total RWA	947,737,574	971,611,195
Regulatory capital as a proportion of RWA
Index of Common equity - ICP	11.7%	11.0%
Tier I Capital	13.2%	12.4%
Basel Ratio	15.8%	14.8%
Additional Common Equity (ACP) as a proportion of RWA
Additional Common Equity Conservation - ACPConservation	2.50%	2.50%
Additional Contracyclic Common Equity – ACPContracyclic	-	-
Additional Systemic Importance of Common Equity - Systemic ACPS	1.00%	1.00%
Total ACP (1)	3.50%	3.50%
Excess Margin of Common Equity	3.68%	2.96%
Leverage Ratio (AR)
Total exposure	1,714,042,678	1,639,736,361
AR	7.3%	7.4%
Short Term Liquidity Indicator (LCR)
Total High Quality Liquid Assets (HQLA)	248,691,252	198,600,676
Total net cash outflow	129,797,562	124,038,502
LCR	191.6%	160.1%
Long Term Liquidity Indicator (NSFR)
Available stable funding (ASF)	934,324,784	877,734,697
Stable resources required (RSF)	737,181,037	728,633,715
NSFR	126.7%	120.5%
(1)	Failure to comply with ACP (public civil action) rules would result in restrictions on the payment of dividends and interest on equity, net surplus, share buyback, reduction of capital stock, and variable compensation to its managers.

40.2.	Credit risk

Credit risk refers to the possibility of losses associated with the borrower’s or counterparty’s failure to comply with their financial obligations under the terms agreed, as well as the fall in value of loan agreements resulting from deterioration in the borrower’s risk rating, the reduction in gains or remunerations, benefits granted to borrowers in renegotiations, recovery costs and other costs related to the counterparty’s noncompliance with the financial obligations. Additionally, it includes the concentration risk and the country/transfer risk.

Credit risk management in the Company is a continuous and evolving process of mapping, development, assessment and diagnosis through the use of models, instruments and procedures that require a high degree of discipline and control during the analysis of transactions in order to preserve the integrity and autonomy of the processes.

The Company controls the exposure to credit risk which comprises mainly loans and advances, loan commitments, financial guarantees provided, securities and derivatives.

With the objective of not compromising the quality of the portfolio, aspects inherent to credit concession, concentration, guarantee requirements and terms, among others, are observed.

The Company maps the activities that could possibly generate exposure to credit risk, classifying them by their probability and magnitude, identifying their managers and mitigation plans.

Counterparty Credit Risk

The counterparty credit risk to which the Company is exposed includes the possibility of losses due to the non-compliance by counterparties with their obligations relating to the settlement of financial asset trades involving bilateral flows, including the settlement of derivative financial instruments.

The Company exercises control over the replacement cost and potential future exposures from operations where there is counterparty credit risk. Thereby, each counterparty’s exposure referring to this risk is treated in the same way and is part of general credit limits granted by the Company’s to its customers.

In short, the Counterparty Credit Risk management covers the modeling and monitoring (i) of the consumption of the credit limit of the counterparties, (ii) of the portion of the adjustment at fair value of the portfolio of credit derivatives (CVA – Credit Value Adjustment), segregated by counterparty, and (iii) of the respective regulatory and economic capital. The methodology adopted by the Company establishes that the credit exposure of the portfolio to certain counterparty can be calculated based on the Replacement Cost (RC) of its operations in different scenarios of the financial market, which is possible through the Monte Carlo simulation process.

In the context of risk management , the Company conducts studies of projection of capital, for example of the Stress Test of the ICAAP (Evaluation of Capital Adequacy) and TEBU (Bottom-Up Stress Test). These are multidisciplinary programs involving minimally the areas of Business and Economic Departments, of Budget/Result and Risk.

Regarding the forms of mitigating the counterparty credit risk that the Company is exposed to, the most usual is the composition of guarantees as margin deposits and disposal of public securities, which are made by the counterparty with the Company or with other trustees, whose counterparty’s risks are also appropriately evaluated.

The calculation of the value of the exposure relating to credit risk of the counterpart arising from operations with derivative instruments subject to the calculation of the capital requirement through the standardized approach (RWACPAD) has been updated for the SA-CCR Approach (Standardized Approach for Counterparty Credit Risk), following the Annex I of BCB Resolution No. 229, of 2022.

Credit-Risk Management Process

The credit risk management process is conducted in a corporation-wide manner. This process involves several areas with specific duties, ensuring an efficient structure. Credit risk measurement and control are conducted in a centralized and independent manner.

Both the governance process and limits are validated by the Integrated Risk and Capital Allocation Management Committee, submitted for approval by the Board of Directors, and reviewed at least once a year.

The structure of credit risk management is part of the second line of the Company, several areas actively participate in improving the client risk rating models.

This structure reviews the internal processes, including the roles and responsibilities and training and requirements, as well as conducts periodic reviews of risk evaluation processes to incorporate new practices and methodologies.

Credit Concession

The Company’s strategy is to maintain a wide client base and a diversified credit portfolio, both in terms of products and segments, commensurate with the risks undertaken and appropriate levels of provisioning and concentration.

Under the responsibility of the Credit Department, lending procedures are based on the Company’s credit policy emphasizing the security, quality and liquidity of the lending. The process is guided by the risk management governance and complies with the rules of the Central Bank of Brazil.

The methodologies adopted value business agility and profitability, with targeted and appropriate procedures oriented to the granting of credit transactions and establishment of operating limits.

In the evaluation and classification of customers or economic groups, the quantitative (economic and financial indicators) and qualitative (personal data, behaviors and transactional) aspects associated with the customers capacity to honor their obligations are considered.

All business proposals are subject to operational limits, which are included in the Loan Guidelines and Procedures. At branches, the delegation of power to the submission of proposals depends on its size, the total exposure to the Company, the guarantees offered, the level of restriction and their credit risk score/rating. All business proposals are subject to technical analysis and approval of by the Credit Department.

In its turn, the Executive Credit Committee was created to decide, within its authority, on queries about the granting of limits or loans proposed by business areas, previously analyzed and with opinion from the Credit Department. According to the size of the operations/limits proposed, this Committee, may then submit the proposal for approval by the Board of Directors.

Loan proposals pass through an automated system with parameters set to provide information for the analysis, granting and subsequent monitoring of loans, minimizing the risks inherent in the operations.

There are exclusive Credit and Behavior Scoring systems for the assignment of high volume, low principal loans in the Retail segment, meant to provide speed and reliability, while standardizing the procedures for loan analysis and approval.

Business is diversified wide-spread and aimed at individuals and legal entities with a proven payment capacity and solvency, seeking to support them with guarantees that are adequate to the risk assumed, considering the amounts, objectives and the maturities of loan granted.

Credit Risk Rating

The Company has a process of Governance practices and follow-ups. Practices include the Governance of Concession Limits and Credit Recovery, which, depending on the size of the operation or of the total exposure of the counterpart, require approval at the level of the Board of Directors. In addition, follow-ups are made frequently of the portfolio, with evaluations as to their evolution, delinquency, provisions, vintage studies, and capital, among others.

In addition to the process and governance of limits for approval of credit and recovery, in the risk appetite defined by the Company, the concentration limits of operations for the Economic Group, Sector and Transfer (concentration per countries) are monitored. In addition to the indicators of concentration, a specific indicator was established for the level of delinquencies above 90 days for Individuals (PF), the indicator of problem asset and an indicator of Margin of Economic Capital of Credit Risk, in order to monitor and track the capital in the economic and regulatory visions.

The credit risk assessment methodology, in addition to providing data to establish the minimum parameters for lending and risk management, also enables the definition of Special Credit Rules and Procedures according to customer characteristics and size. Thus, the methodology provides the basis not only for the pricing of operations, but also for defining the guarantees.

The methodology used also follows the requirements established by the Resolution No. 4,945 of the National Monetary Council and includes analysis of social and environmental risks in projects, aimed at evaluating customers’ compliance with related laws and the Equator Principles, a set of rules that establish the minimum social and environmental criteria which must be met for lending.

In accordance with its commitment to the continuous improvement of methodologies, the credit risk rating of operations contracted by the Company’s economic groups/ customers is distributed on a graduation scale in levels. This ensures greater adherence to the requirements set forth in the Basel Capital Accord and preserves the criteria established by Resolution No. 2,682 of the National Monetary Council for the constitution of the applicable provisions.

In a simplified manner, the risk classifications of the operations are determined on the basis of the credit quality of economic groups/ customers defined by the Customer Rating, warranties relating to the contract, modality of the credit product, behavior of delinquencies in the payment, notes/restrictions and value of credit contracted.

Customer rating for economic groups are based on standardized statistical and judgmental procedures, and on quantitative and qualitative information. Classifications are carried out by economic group and periodically monitored in order to preserve the quality of the loan portfolio.

For individuals, in general, Customer Ratings are also based on statistical procedures and analysis of variables that discriminate risk behavior. This is done through the application of statistical models for credit evaluation.

The Customer Rating is used, in sets with several decision variables, to analyze the granting and/or renewal of operations and credit limits, as well as for monitoring the deterioration of the customers' risk profile.

Control and Monitoring

The credit risk of the Company has its control and corporate follow-up performed in the Credit Risk area of the Integrated Risk Control Department – DCIR. The Department advises the Executive Committee on Risk Management, in which methodologies for measuring credit risk are discussed and formalized. Significant issues discussed in this Committee are reported to the Integrated Risk and Capital Allocation Management Committee.

In addition to committee meetings, the area holds monthly meetings with all product and segment executives and officers, with a view to inform them about the evolution of the loan portfolio, delinquency, troubled assets, restructurings, credit recoveries, losses, limits and concentrations of portfolios, allocation of economic and regulatory capital, among others.

The area also monitors any internal or external event that may cause a significant impact on the Company’s credit risk, such as spin-offs, bankruptcies and crop failures, in addition to monitoring economic activity in the sectors to which the company has significant risk exposures.

Internal Report

Credit risk is monitored on a timely basis in order to maintain the risk levels within the limits established by the Company. Managerial reports on risk control are provided to all levels of business, from branches to Senior Management.

With the objective of highlighting the risk situations, that could result in the customers’ inability to honor its obligations as contracted, the credit risk monitoring area provides daily reports, to the branches, national managers, business segments, as well as the lending and loan recovery areas. This system provides timely information about the loan portfolios and credit bureau information of customers, in addition to enabling comparison of past and current information, highlighting points requiring a more in-depth analysis by managers, such as assets by segment, product, region, risk classification, delinquency and expected and unexpected losses, among others, providing both a macro-level and detailed view of the information, and also enabling a specific loan operation to be viewed.

The information is viewed and delivered via dashboards, allowing queries at several levels such as business segment, divisions, managers, regions, products, employees and customers, and under several aspects (asset, delinquency, provision, write-off, restriction levels, guarantees, portfolio quality by rating, among others).

Measurement of Credit Risk

Periodically, the Company evaluates the expected credit losses from financial assets by means of quantitative models, considering the historical experience of credit losses of the different types of portfolio (which can vary from 2 to 7 years), the current quality and characteristics of customers, operations, and mitigating factors, according to processes and internal governance.

The actual loss experience has been adjusted to reflect the differences between the economic conditions during the period in which the historical data was collected, current conditions and the vision of the Company about future economic conditions, which are incorporated into the measurement by means of econometric models that capture the current and future effects of estimates of expected losses. The main macroeconomic variables used in this process are the Brazilian interest rates, unemployment rates, inflation rates and economic activity indexes.

The estimate of expected loss of financial assets is divided into three categories (stages):

•	Stage 1: Financial assets with no significant increase in credit risks;
•	Stage 2: Financial assets with significant increase in credit risks; and
•	Stage 3: Financial assets that are credit impaired.

The significant increase of credit risk is evaluated based on different indicators for classification in stages according to the customers’ profile, the product type and the current payment status, as shown below:

Retail and Wholesale Portfolios:

•	Stage 1: Financial assets whose obligations are current or less than 30 days past due and which have a low internal credit risk rating;
•	Stage 2 (Significant increase in credit risk): Financial assets that are overdue obligations between 31 and 90 days or whose internal credit risk rating migrated from low risk to medium or high risk;
•	Stage 3 (Defaulted or “impaired”): Financial assets whose obligations are overdue for more than 90 days or that present bankruptcy events, judicial recovery and restructuring of debt;

•	Re-categorization from stage 3 to stage 2: Financial assets that settled overdue amounts and whose internal ratings migrated to medium risk; and
•	Re-categorization from stage 2 to stage 1: Financial assets that settled overdue amounts and whose internal ratings migrated to low risk.

The expected losses are based on the multiplication of credit risk parameters: Probability of default (PD), Loss due to default (LGD) and Exposure at default (EAD).

The PD parameter refers to the probability of default perceived by the Company regarding the customer, according to the internal models of evaluation, which, in retail, use statistical methodologies based on the characteristics of the customer, such as the internal rating and business segment, and the operation, such as product and guarantee and, in the case of wholesale, they use specialist models based on financial information and qualitative analyses.

The LGD refers to the percentage of loss in relation to exposure in case of default, considering all the efforts of recovery, according to the internal model of evaluation that uses statistical methodologies based on the characteristics of the operation, such as product and guarantee. Customers with significant exposure have estimates based on individual analyses, which are based on the structure of the operation and expert knowledge, aiming to capture the complexity and the specifics of each operation.

EAD is the exposure (gross book value) of the customer in relation to the Company at the time of estimation of the expected loss. In the case of commitments or financial guarantees provided, the EAD will have the addition of the expected value of the commitments or financial guarantees provided that they will be converted into credit in case of default of the loan or credit rather than the customer.

Credit Risk Exposure

We present below the maximum credit risk exposure of the financial instruments:

	R$ thousands
	On December 31, 2023		On December 31, 2022
	Gross value	Expected credit loss	Gross value	Expected credit loss
Financial assets
Cash and balances with banks (Note 5)	151,053,972	-	122,521,755	-
Financial assets at fair value through profit or loss (Note 6)	387,598,377	-	301,899,028	-
Debt instruments at fair value through other comprehensive income (Note 8) (1)	212,849,606	(136,884)	215,588,278	(301,284)
Loans and advances to financial institutions (Note 10)	205,103,649	(990)	122,516,581	(28,252)
Loans and advances to customers (Note 11)	629,686,699	(50,184,880)	656,866,564	(54,447,957)
Securities at amortized cost (Note 9)	180,352,343	(5,145,266)	214,651,905	(3,040,831)
Other assets (Note 16)	56,958,860	-	65,705,559	-
Other financial instruments with credit risk exposure
Loan Commitments (Note 11 and 24)	299,728,458	(2,274,316)	319,075,802	(2,997,091)
Financial guarantees (Note 11 and 24)	105,816,558	(1,202,614)	97,960,932	(1,768,949)
Total risk exposure	2,229,148,522	(58,944,950)	2,116,786,404	(62,584,364)
(1)	Financial assets measured at fair value through other comprehensive income are not reduced by the allowance for losses.

Loans and advances to customers

Concentration of credit risk

	R$ thousands
	On December 31, 2023	On December 31, 2022
Largest borrower	1.1%	0.9%
10 largest borrowers	5.0%	6.4%
20 largest borrowers	7.7%	9.4%
50 largest borrowers	11.4%	13.5%
100 largest borrowers	14.4%	16.6%

By Economic Activity Sector

The credit-risk concentration analysis presented below is based on the economic activity sector in which the counterparty operates.

	R$ thousands
	On December 31, 2023%		On December 31, 2022%
Public sector	5,756,517	0.9	5,449,228	0.8
Oil, derivatives and aggregate activities	3,983,467	0.6	4,342,100	0.7
Production and distribution of electricity	1,742,150	0.3	1,066,832	0.2
Other industries	30,900	-	40,296	-
Private sector	623,930,182	99.1	651,417,336	99.2
Companies	263,664,833	41.9	293,805,799	44.7
Real estate and construction activities	21,251,317	3.4	24,776,946	3.8
Retail	37,908,281	6.0	46,126,498	7.0
Services	59,998,199	9.5	61,001,335	9.3
Transportation and concession	28,194,418	4.5	27,532,277	4.2
Automotive	6,735,346	1.1	11,151,798	1.7
Food products	11,341,529	1.8	12,562,156	1.9
Wholesale	16,329,368	2.6	24,397,104	3.7
Production and distribution of electricity	6,321,360	1.0	6,527,815	1.0
Siderurgy and metallurgy	9,267,698	1.5	9,381,575	1.4
Sugar and alcohol	9,142,541	1.5	8,110,881	1.2
Other industries	57,174,776	9.1	62,237,414	9.5
Individuals	360,265,349	57.2	357,611,537	54.4
Total portfolio	629,686,699	100.0	656,866,564	100.0
Expected credit loss	(50,184,880)		(54,447,957)
Total of net loans and advances to customers	579,501,819		602,418,607

Credit Risk Mitigation

Potential credit losses are mitigated using a variety of types of collateral formally stipulated through legal instruments, such as conditional sales, liens and mortgages, by guarantees such as third-party sureties or guarantees, and also by financial instruments such as credit derivatives, or netting arrangements. The efficiency of these instruments is evaluated considering the time to recover and realize an asset given as collateral, its fair value, the guarantors’ counterparty risk and the legal safety of the agreements. The main types of collateral include: term deposits; financial investments and securities; residential and commercial properties; movable properties such as vehicles, aircraft. Additionally, collateral may include commercial bonds such as invoices, checks and credit card bills. Sureties and guarantees may also include bank guarantees.

Credit derivatives are bilateral contracts in which one counterparty hedges credit risk on a financial instrument – its risk is transferred to the counterparty selling the hedge. Normally, the latter is remunerated throughout the period of the transaction. In the case default by the borrower, the buying party will receive a payment intended to compensate for the loss in the financial instrument. In this case, the seller receives the underlying asset in exchange for said payment.

The table below shows the fair value of guarantees of loans and advances to customers.

	R$ thousands
	On December 31, 2023		On December 31, 2022
	Book value (1)	Fair Value of Guarantees	Book value (1)	Fair Value of Guarantees
Companies	269,421,350	141,547,243	299,255,027	119,422,414
Stage 1	230,134,580	131,107,974	260,930,040	110,048,239
Stage 2	12,538,317	4,806,138	10,397,088	4,280,315
Stage 3	26,748,453	5,633,131	27,927,899	5,093,860

Individuals	360,265,349	239,695,044	357,611,537	228,720,031
Stage 1	298,686,536	210,647,223	292,656,355	195,708,576
Stage 2	22,711,786	19,838,577	31,531,058	25,873,396
Stage 3	38,867,027	9,209,244	33,424,124	7,138,059
Total	629,686,699	381,242,287	656,866,564	348,142,445
(1)	Of the total balance of loan operations, R$389,063,079 thousand (December 31, 2022 – R$434,935,659 thousand) refers to operations without guarantees.

40.3.	Market risk

Market risk is represented by the possibility of financial loss due to fluctuating prices and market interest rates of the Company’s financial instruments, such as your asset and liability transactions that may have mismatched amounts, maturities, currencies and indexes.

Market risk is identified, measured, mitigated, controlled and reported. The Company’s exposure to market risk profile is in line with the guidelines established by the governance process, with limits monitored on a timely basis independently of the business areas.

All transactions that expose the Company to market risk are identified, measured and classified according to probability and magnitude, and the whole process is approved by the governance structure.

In line with the best Corporate Governance practices, with the objective of preserving and strengthening the management of market risk in the Group, as well as complying with the provisions of Resolution No. 4,557 of the National Monetary Council, the Board of Directors approved the Market Risk, which is reviewed at least annually by the competent Committees and by the Board of Directors, providing the main guidelines for accepting, controlling and managing market risk. In addition to this policy, the Group has specific rules to regulate the market risk management process, as follows:

•	Classification of Operations;
•	Reclassification of Operations;
•	Trading of Public or Private Securities;
•	Use of Derivatives; and
•	Hedging.

Market Risk Management Process

The market risk management process is a corporation wide process, comprising from business areas to the Board of Directors; it involves various areas, each with specific duties in the process. The measurement and control of market risk is conducted in a centralized and independent manner. This process permits that the Company be the first financial institution in the country authorized by the Central Bank of Brazil to use its internal market risk models to calculate regulatory capital requirements since January 2013. This process is also revised at least once a year by the Committees and approved the Board of Directors itself.

Determination of Limits

Proposed market-risk limits are validated by specific Committees and submitted for approval by the Integrated Risk and Capital Allocation Management Committee, and then for approval by the Board of Directors. Based on the business’ characteristics, they are segregated into the following Portfolios:

Trading Portfolio: it comprises all financial assets at fair value through profit or loss, including derivatives, or used to hedge other instruments in the Trading Portfolio, which have no trading restrictions. Held-for-trading operations are those intended for resale, to obtain benefits from actual or expected price variations, or for arbitrage.

The risks of this portfolio are monitored through:

•	Value at Risk (VaR);
•	Stress Analysis (measurement of negative impact of extreme events, based on historical and prospective scenarios);
•	Income; and
•	Financial Exposure/Concentration.

Banking Portfolio: it comprises operations not classified in the Trading Portfolio, arising from Group’s other businesses and their respective hedges. Portfolio risks in these cases are monitored by:

•	Variation of economic value due to the variation in the interest rate – ∆EVE (Economic Value of Equity); and
•	Variation of the net revenue of interest due to the variation in the rate of interest – ∆NII (Net Interest Income).

Market-Risk Measurement Models

Market risk is measured and controlled using Stress, Value at Risk (VaR), Economic Value of Equity (EVE), Net Interest Income (NII) and Sensitivity Analysis methodologies, as well as limits for the Management of Results and Financial Exposure. The use of different methodologies for measuring and evaluating risks is important, as they are always complementary and their combined use allows the capture of different scenarios and situations.

Trading and Regulatory Portfolio

Trading Portfolio risks are mainly controlled by the Stress and VaR methodologies. The Stress methodology quantifies the negative impact of extreme economic shocks and events that are financially unfavorable to the Company’s positions. The analysis uses stress scenarios prepared by the Market Risk area and the Company’s economists based on historical and prospective data for the risk factors in which the Company portfolio.

The methodology adopted to calculate VaR is the Delta-Normal, with a confidence level of 99% and considering the number of days necessary to unwind the existing exposures. The methodology is applied to the Trading and Regulatory Portfolio (Trading Portfolio positions plus Banking Portfolio foreign currency and commodities exposures). It should be noted that for the measurement of all the risk factors of the portfolio of options are applied the historical simulation models and Delta-Gamma-Vega, prevailing the most conservative between the two. A minimum 252-business-day period is adopted to calculate volatilities, correlations and historical returns.

For regulatory purposes, the capital requirements relating to shares held in the Banking Portfolio are determined on a credit risk basis, as per Central Bank of Brazil resolution, i.e., are not included in the market risk calculation.

Risk of Interest Rate in the Banking Portfolio

The measurement and control of the interest-rate risk in the Banking Portfolio area is mainly based on the Economic Value of Equity (EVE) and Net Interest Income (NII) methodologies, which measure the economic impact on the positions and the impact in the Company’s income, respectively, according to scenarios prepared by the Company’s economists. These scenarios determine the positive and negative movements of interest rate curves that may affect Company’s investments and capital-raising.

The EVE methodology consists of repricing the portfolio exposed to interest rate risk, taking into account the scenarios of increases or decreases of rates, by calculating the impact on present value and total term of assets and liabilities. The economic value of the portfolio is estimated on the basis of market interest rates on the analysis date and of scenarios projected. Therefore, the difference between the values obtained for the portfolio will be the Delta EVE.

In the case of the NII – Interest Earning Portion, the methodology intends to calculate the Company’s variation in the net interest income (gross margin) due to eventual variations in the interest rate level, that is, the difference between the calculated NII in the base scenario and the calculated NII in the scenarios of increase or decrease of the interest rate will be Delta NII.

For the measurement of interest rate risk in the Banking Portfolio, behavioral premises of the customers are used whenever necessary. As a reference, in the case of deposits and savings, which have no maturity defined, studies for the verification of historical behaviors are carried out as well as the possibility of their maintenance. Through these studies, the stable amount (core portion) as well as the criterion of allocation over the years are calculated.

Financial Instrument Pricing

The Mark-to-Market Commission (CMM), is responsible for approving or submitting fair value models to the Market and Liquidity Risk Commission. CMM is composed of business, back-office and risk representatives. The risk area is responsible for the coordination of the CMM and for the submission of matters to the Executive Committee for Risk Management for reporting or approval, whichever is the case.

Whenever possible, the Bank uses prices and quotes from the securities, commodities and futures exchange and the secondary markets. Failing to find such market references, prices made available by other sources (such as Bloomberg, Reuters and Brokerage Firms) are used. As a last resort, proprietary models are used to price the instruments, which also follow the same CMM approval procedure and are submitted to the Company’s validation and assessment processes.

Fair value criteria are periodically reviewed, according to the governance process, and may vary due to changes in market conditions, creation of new classes of instruments, establishment of new sources of data or development of models considered more appropriate.

Financial instruments to be included in the Trading Portfolio must be approved by the Treasury or Products, Services and Partnerships Executive Committee and have their pricing criteria defined by the CMM.

The following principles for the fair value process are adopted by the Company:

•	Commitment: the Company is committed to ensuring that the prices used reflect the fair value of the operations. Should information not be found, the Company uses its best efforts to estimate the fair value of the financial instruments;

•	Frequency: the formalized fair value criteria are applied on a daily basis;
•	Formality: the CMM is responsible for ensuring the methodological quality and the formalization of the fair value criteria;
•	Consistency: the process to gather and apply prices should be carried out consistently, to guarantee equal prices for the same instrument within the Company; and
•	Transparency: the methodology must be accessible by the Internal and External Audit, Independent Model Validation Areas – AVIM and by Regulatory Agencies.

Control and Follow-Up

Market risk is controlled and monitored by an independent area, the DCIR, which, on a daily basis, measures the risk of outstanding positions, consolidates results and prepares reports required by the existing governance process.

In addition to daily reports, Trading Portfolio positions are discussed once every fifteen days by the Treasury Executive Committee, while Banking Portfolio positions and liquidity reports are examined by the Asset and Liability Management Treasury Executive Committee.

At both meetings, results and risks are assessed and strategies are discussed. Both the governance process and the existing thresholds are ratified by the Integrated Risk Management and Capital Allocation Management Committee and submitted to approval of the Board of Directors, which are revised at least once a year.

Should any threshold controlled by the DCIR be exceeded, the head of the business area responsible for the position is informed that threshold was reached, and the Integrated Risk and Capital Allocation Management Committee is called in timely fashion to make a decision. If the Committee decides to raise the threshold and/or maintain the positions, the Board of Directors is called to approve the new threshold or revise the position strategy.

Internal Communication

The market risk department provides daily managerial control reports on the positions to the business areas and Senior Management, in addition to weekly reports and periodic presentations to the Board of Directors.

Reporting is conducted through an alert system, which determines the addressees of risk reports as previously determined risk threshold percentage is reached; therefore, the higher the risk threshold consumption, more Senior Management members receive the reports.

Hedging and Use of Derivatives

In order to standardize the use of financial instruments as hedges of transactions and the use of derivatives by the Treasury Department, the Company created specific procedures that were approved by the competent Committees.

The hedge transactions executed by Bradesco’s Treasury Department must necessarily cancel or mitigate risks related to unmatched quantities, terms, currencies or indexes of the positions in the Treasury books, and must use assets and derivatives authorized to be traded in each of their books to:

•	control and classify the transactions, respecting the exposure and risk limits in effect;
•	alter, modify or revert positions due to changes in the market and to operational strategies; and

•	reduce or mitigate exposures to transactions in inactive markets, in conditions of stress or of low liquidity.

For derivatives classified in the “hedge accounting” category, there is a monitoring of: (i) strategy effectiveness, through prospective and retrospective effectiveness tests, and (ii) mark-to-market of hedge instruments.

Cash flow Hedge

Bradesco maintains cash flow hedges. See more details in Note 7.

Standardized and “Continuous Use” Derivatives

Company’s Treasury Department may use standardized (traded on an exchange) and “continuous use” (traded over-the-counter) derivatives for the purpose of obtaining income or as hedges. The derivatives classified as “continuous use” are those habitually traded over-the-counter, such as vanilla swaps (interest rates, currencies, Credit Default Swap, among others), forward operations (currencies, for example) and vanilla options (currency, Bovespa Index), among others. Non-standardized derivatives that are not classified as “continuous use” or structured operations cannot be traded without the authorization of the applicable Committee.

Evolution of Exposures

In this section are presented the evolution of financial exposure, the VaR calculated using the internal model and its backtesting and the Stress Analysis.

Financial Exposure – Trading Portfolio (Fair Value)

Risk factors	R$ thousands
	On December 31, 2023		On December 31, 2022
	Assets	Liabilities	Assets	Liabilities
Fixed rates	74,840,828	56,337,018	35,805,135	30,863,080
IGP-M (General Index of market pricing) / IPCA (Consumer price index)	14,938,784	10,822,907	5,054,212	4,950,999
Exchange coupon	1,195,092	963,862	602,486	698,161
Foreign Currency	6,263,810	6,391,302	2,890,254	3,038,402
Equities	7,549,052	5,926,077	4,637,904	4,642,523
Sovereign/Eurobonds and Treasuries	8,664,699	7,497,824	5,812,825	5,275,743
Other	1,735,873	400,706	1,262,258	734,094
Total	115,188,138	88,339,696	56,065,074	50,203,002

VaR Internal Model – Trading Portfolio

The 1-day VaR of Trading Portfolio net of tax effects was R$7,468 thousand for the year ended December 31, 2023, with IGP-M/IPCA as the largest risk factor participation of the portfolio.

Risk factors	R$ thousands
	On December 31, 2023	On December 31, 2022
Fixed rates	3,010	1,498
IGPM/IPCA	7,671	3,629
Exchange coupon	311	38
Foreign Currency	2,507	1,854
Sovereign/Eurobonds and Treasuries	2,003	1,964
Equities	3,283	3,524
Other	2,340	1,439
Correlation/diversification effect	(13,657)	(8,252)
VaR at the end of the year	7,468	5,694

Average VaR in the year	14,916	9,391
Minimum VaR in the year	4,982	4,661
Maximum VaR in the year	45,150	16,355

VaR Internal Model – Regulatory Portfolio

The capital is calculated by the normal delta VaR model based in Regulatory Portfolio, composed by Trading Portfolio and the Foreign Exchange Exposures and the Commodities Exposure of the Banking Portfolio. In addition, the historical simulation and the Delta–Gamma–Vega models of risk are applied to measure all risk factors to an options portfolio, whichever is the most conservative, whereby this risk of options is added to the VaR of the portfolio. In this model, risk value is extrapolated to the regulatory horizon[2] (the highest between 10 days and the horizon of the portfolio) by the ‘square root of time’ method. VaR and Stressed VaR shown below refer to a ten-day horizon and are net of tax effects.

[2] The maximum amount between the book’s holding period and ten days, which is the minimum regulatory horizon required by Central Bank of Brazil, is adopted.

Risk factors	R$ thousands
	On December 31, 2023		On December 31, 2022
	VaR	Stressed	VaR	Stressed
Interest rate	22,441	79,660	14,475	42,853
Exchange rate	12,780	7,654	55,174	46,165
Commodity price (Commodities)	1,188	1,385	1,968	4,165
Equities	6,334	4,904	8,114	7,639
Correlation/diversification effect	12,569	(8,333)	(16,641)	(30,723)
VaR at the end of the year	55,312	85,270	63,090	70,099

Average VaR in the year	66,143	121,567	46,747	79,158
Minimum VaR in the year	26,739	54,047	33,170	41,474
Maximum VaR in the year	156,329	287,868	83,049	192,318

Note: Ten-day horizon VaR net of tax effects.

To calculate regulatory capital requirement according to the internal model, it is necessary to take into consideration the rules described by Central Bank Circular Letters No. 3,646/13 and No. 3,674/13, such as the use of VaR and Stressed VaR net of tax effects, the average in the last 60 days and its multiplier.

VaR Internal Model – Backtesting

The risk methodology applied is continuously assessed using backtesting techniques, which compare the one-day period VaR with the hypothetical profit or loss, obtained from the same positions used in the VaR calculation, and with the effective profit or loss, also considering the intraday operations for which VaR was estimated.

The main purpose of backtesting is to monitor, validate and assess the adherence of the VaR model, and the number of exceptions that occurred must be compatible with the number of exceptions accepted by the statistical tests conducted and the confidence level established. Another objective is to improve the models used by the Company, through analyses carried out with different observation periods and confidence levels, both for Total VaR and for each risk factor.

The daily results corresponding to the last 250 business days, exceeded the respective VaR with a 99% confidence level once in the hypothetical view and not once in the effective view in December/2023. In December/2022, the daily results corresponding to the last 250 business days exceeded the respective VaR with a confidence level of 99% once in the hypothetical vision and never in the effective vision.

According to the document published by the Basel Committee on Banking Supervision, breakouts would be classified as “Bad luck or the markets moved in a way not predicted by the model”, that is, the volatility was significantly higher than the expected and/or correlations were different from those assumed by the model.

Stress Analysis – Trading Portfolio

The Company also assesses on a daily basis the possible impacts on profit or loss in stress scenarios considering a holding period of 20 business days, ie, how much prices or interest rates can change in 20 business days based on historical data and prospective scenarios. This metric is monitored with limits established in the governance process. The scenarios are defined for each risk factor and they are represented as a shock or discount factors which are applied to the trading book position, thus, the value calculated represents a possible loss of the trading book in a stress scenario:

	R$ thousands
	On December 31, 2023	On December 31, 2022
At the end of the year	148,016	77,668
Average in the year	191,400	118,174
Minimum in the year	94,289	53,384
Maximum in the year	318,578	265,347

Note: Values net of tax effects.

Sensitivity Analysis of Financial Exposures

The sensitivity analysis of the Company’s financial exposures (Trading and Banking Portfolios) is performed on a quarterly basis and carried out based on the scenarios prepared for the respective dates, always taking into consideration market inputs available at the time and scenarios that would adversely impact our positions. As of December 31, 2022, the scenarios were:

Scenario 1: Based on market information (B3, Anbima, etc.), stresses were applied for 1 basis point on the interest rate and 1.0% variation on prices;

Scenario 2: 25.0% stresses were determined based on market information; and

Scenario 3: 50.0% stresses were determined based on market information.

The results show the impact for each scenario on a static portfolio position. The dynamism of the market and portfolios means that these positions change continuously and do not necessarily reflect the position demonstrated here. In addition, the Company has a continuous market risk management process, which is always searching for ways to mitigate the associated risks, according to the strategy determined by Management. Therefore, in cases of deterioration indicators in a certain position, proactive measures are taken to minimize any potential negative impact, aimed at maximizing the risk/return ratio for the Company.

Sensitivity Analysis – Trading Portfolio

		R$ thousands
		Trading Portfolio (1)
		Scenarios
		On December 31, 2023			On December 31, 2022
		1	2	3	1	2	3
Interest rate in Reais (2)	Exposure subject to variations in fixed interest rates and interest rate coupons	(25)	(14,760)	(27,497)	(63)	(21,058)	(41,285)
Price indexes	Exposure subject to variations in price index coupon rates	(3,861)	(130,968)	(266,123)	(3,129)	(51,918)	(110,853)
Exchange coupon	Exposure subject to variations in foreign currency coupon rates	(18)	(2,783)	(5,489)	(2)	(339)	(670)
Foreign currency	Exposure subject to exchange rate variations	1,507	37,669	75,338	800	20,000	40,000
Equities	Exposure subject to variation in stock prices	1,188	29,696	59,392	(130)	(3,256)	(6,512)
Sovereign/Eurobonds and Treasuries	Exposure subject to variations in the interest rate of securities traded on the international market	128	8,831	15,365	42	3,942	7,744
Other	Exposure not classified in other definitions	(94)	(2,341)	(4,683)	(135)	(866)	(1,730)
Total excluding correlation of risk factors		(1,175)	(74,656)	(153,697)	(2,617)	(53,495)	(113,306)
(1)	Values net of taxes; and
(2)	As a reference for the shocks applied to the 1-year vertex, the values were approximately 245 bps and 480 bps (scenarios 2 and 3 respectively) in December 31, 2023 (December 31, 2022 - the values were approximately 326 bps and 633 bps in scenarios 2 and 3 respectively).

Sensitivity Analysis – Trading and Banking Portfolios

		R$ thousands
		Trading and Banking Portfolios (1)
		Scenarios
		On December 31, 2023			On December 31, 2022
		1	2	3	1	2	3
Interest rate in Reais (2)	Exposure subject to variations in fixed interest rates and interest rate coupons	(2,113)	(845,801)	(1,949,962)	(7,204)	(2,730,345)	(5,582,444)
Price indexes	Exposure subject to variations in price index coupon rates	(20,461)	(2,347,022)	(4,307,241)	(20,236)	(2,290,418)	(4,152,134)
Exchange coupon	Exposure subject to variations in foreign currency coupon rates	(985)	(112,436)	(216,387)	(1,134)	(135,476)	(259,477)
Foreign currency	Exposure subject to exchange rate variations	(2,212)	(55,293)	(110,585)	8,450	211,248	422,496
Equities	Exposure subject to variation in stock prices	(43,432)	(1,085,794)	(2,171,588)	(33,013)	(825,318)	(1,650,636)
Sovereign/Eurobonds and Treasuries	Exposure subject to variations in the interest rate of securities traded on the international market	(1,172)	(117,366)	(229,078)	943	(47,166)	(94,368)
Other	Exposure not classified in other definitions	(41)	(1,016)	(2,031)	(158)	(1,432)	(2,862)
Total excluding correlation of risk factors		(70,416)	(4,564,728)	(8,986,872)	(52,352)	(5,818,907)	(11,319,425)
(1)	Values net of taxes; and
(2)	As a reference for the shocks applied to the 1-year vertex, the values were approximately 269 bps and 548 bps (scenarios 2 and 3 respectively) in December 31, 2023 (December 31, 2022 - the values were approximately 346 bps and 675 bps in scenarios 2 and 3 respectively).

40.4.	Liquidity risk

The Liquidity Risk is represented by the possibility of the institution not being able to efficiently meet its obligations, without affecting its daily operations and incurring significant losses, as well as the possibility of the institution to fail to trade a position at market price, due to its larger size as compared to the volume usually traded or in view of any market interruption.

The understanding and monitoring of this risk are crucial to enable the Company to settle operations in a timely manner.

Control and Monitoring

The liquidity risk management of the Company is performed using tools developed on platforms and validated by independent areas of the Company. Among the key metrics and indicators considered in the framework of liquidity risk, are:

•	Information on the Liquidity Coverage Ratio (LCR): A measure of the sufficiency of liquid instruments to honor the cash outflows of the Company within the next thirty days in a scenario of stress;
•	Net Stable Funding Ratio (NSFR): A measure of the sufficiency of structural funding to finance long-term assets in the statement of financial position of the Company;
•	Loss of deposits to different time horizons;
•	Maps of concentration of funding in different visions (product, term and counterpart); and
•	Integrated stress exercises where different dimensions of risk are addressed.

Limits were established for the main metrics, which can be strategic (approved up to the level of the Board of Directors) or operational (approved by the Treasury Executive Committee for Asset and Liability Management), based on flags, which trigger different levels of governance according to the percentage of use (consumption) of their respective limits.

Liquidity Risk Mitigation

The governance established for the liquidity risk management includes a series of recommendations to mitigate the risk of liquidity, among the main strategies, are:

•	Diversification of funding as to the counterpart, product and term;
•	Adoption of managerial limits of liquidity, in addition to those required by the regulator;
•	Prior analysis of products which may affect the liquidity before their implementation; and
•	Simulations of stress of liquidity of the portfolio.

Stress Tests

Due to the dynamics and criticality of this theme, the management and control of liquidity risk should happen every day and be based on stress scenarios. In this way, the main metric used for the monitoring of the liquidity risk of the Prudential Conglomerate is the Short-term Liquidity Coverage Ratio (LCR), which measures the adequacy of liquid resources to honor the commitments in the next thirty days considering a scenario of stress. Therefore, the daily management is performed through the stress test.

In addition to the LCR and other metrics of monitoring, simulations of stress scenarios in the long-term are performed, within the integrated stress test program (ICAAP for example), also to evaluate a possible deterioration of liquidity indicators for different time horizons.

Internal communication

Internal communication about liquidity risk, both between departments and between the different layers of internal governance is done through internal reports and committees involving both areas (Treasury and DCIR) and the Company's senior management.

Additionally, reports are distributed daily to the areas involved in management and control, as well as to senior management. Several analysis instruments are part of this process and are used to monitor liquidity, such as:

• Daily distribution of liquidity control instruments;

• Automatic intraday update of liquidity reports for the proper management of the Treasury Department;

• Preparation of reports with past and future movements, based on scenarios;

• Daily verification of compliance with the minimum liquidity level;

• Preparation of complementary reports in which the concentration of funding is presented by type of product, term and counterparty; and

• Weekly reports to senior management with behavior and expectations regarding the liquidity situation.

The liquidity risk management process has an alert system, which determines the appropriate level of reporting of risk reports according to the percentage of use of the established limits. Thus, the lower the liquidity ratios, the higher levels of management of the Company receive the reports.

Undiscounted cash flows of financial liabilities

The table below presents the cash flows payable for non-derivative financial liabilities, covering the remaining contractual period to maturity as from the date of the consolidated statement of financial position. The values disclosed in this table represent the undiscounted contractual cash flows.

	R$ thousands
	Up to 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total on December 31, 2023	Total on December 31, 2022

Deposits from banks	241,147,532	36,531,359	19,465,415	19,520,577	3,745,222	320,410,105	264,515,929
Deposits from customers	189,556,676	20,576,205	128,144,743	293,394,821	664,845	632,337,290	646,734,380
Securities issued	8,154,052	7,115,956	28,076,948	181,581,846	12,402,689	237,331,491	241,197,989
Subordinated debts	359,550	27,251	38,807	17,837,966	66,112,436	84,376,010	99,757,706
Insurance contracts liabilities	6,303,440	24,460,384	22,475,002	119,913,107	171,640,289	344,792,222	304,755,965
Other financial liabilities (1)	51,707,772	21,549,168	1,481,813	5,857,103	2,023,676	82,619,532	92,556,433
Total liabilities on December 31, 2023	497,229,022	110,260,323	199,682,728	638,105,420	256,589,157	1,701,866,650
Total liabilities on December 31, 2022	481,726,684	96,975,354	244,069,875	585,833,182	240,913,307		1,649,518,402
(1)	Includes credit card transactions, foreign exchange transactions, negotiation and intermediation of securities, leases and capitalization bonds.

The assets available to meet all the obligations and cover the outstanding commitments include cash and cash equivalents, financial assets, loans and advances. Management may also cover unexpected cash outflows by selling securities and by having access to sources of additional funds, such as asset-backed-markets.

The cash flows that the Company estimates for these instruments may vary significantly from those presented. For example, it is expected that demand deposits of customers will maintain a stable or increasing balance, and it is not expected that these deposits will be withdrawn immediately.

In the Company, liquidity-risk management involves a series of controls, mainly related to the establishment of technical limits, with the ongoing evaluation of the positions assumed and the financial instruments used.

Undiscounted cash flows for derivatives

All the derivatives of the Company are settled at net value, and include:

•	Foreign currency derivatives – over-the-counter currency options, currency futures, and currency options traded on an exchange; and
•	Interest rate derivatives – interest rate swaps, forward rate contracts, interest rate options, other interest rate contracts, interest rate futures traded on an exchange and interest rate options traded on an exchange.

The table below analyzes the derivative financial liabilities that will be settled at net value, grouped based on the period remaining from the reporting date to the respective maturity date. The values disclosed in the table are undiscounted cash flows.

	R$ thousands
	Up to 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total on December 31, 2023	Total on December 31, 2022

Differential of swaps payable	444,067	317,578	421,464	760,188	1,157,976	3,101,273	3,939,676
Non-deliverable forwards	3,241,700	251,181	310,992	182,367	1,474	3,987,714	3,201,282
• Purchased	376,783	247,822	308,233	175,059	1,474	1,109,371	3,039,260
• Sold	2,864,917	3,359	2,759	7,308	-	2,878,343	162,022
Premiums of options	1,107,497	46,251	718,085	334,731	30,056	2,236,620	841,199
Other	713,571	247,597	294,548	157,324	811	1,413,851	1,357,646
Total of derivative liabilities on December 31, 2023	5,506,835	862,607	1,745,089	1,434,610	1,190,317	10,739,458
Total of derivative liabilities on December 31, 2022	3,512,671	884,329	1,352,818	3,396,269	193,716		9,339,803

Statement of financial position by maturities

The tables below show the financial assets and liabilities of the Group segregated by maturities used for the management of liquidity risks, in accordance with the remaining contractual maturities on the reporting date:

	R$ thousands
	Current			Non-current			Total on December 31, 2023	Total on December 31, 2022
	1 to 30 days	31 to 180 days	181 to 360 days	1 to 5 years	More than 5 years	No stated maturity

Assets
Cash and balances with banks	151,053,972	-	-	-	-	-	151,053,972	122,521,755
Financial assets at fair value through profit or loss (1)	374,453,943	1,036,001	4,409,378	5,215,610	2,483,445	-	387,598,377	301,899,028
Debt instruments at fair value through other comprehensive income	9,981,960	8,922,604	9,651,645	112,979,885	71,313,512	-	212,849,606	215,588,278
Loans and advances to customers, net of impairment	79,862,180	125,889,163	85,193,412	211,664,552	76,892,512	-	579,501,819	602,418,607
Loans and advances to financial institutions, net of impairment	167,593,734	29,616,018	6,202,321	1,690,586	-	-	205,102,659	122,488,329
Securities, net of provision for expected losses	1,874,673	10,837,091	13,996,290	108,111,315	40,387,708	-	175,207,077	211,611,074
Other financial assets (2)	45,052,682	814,237	301,437	7,004,073	3,786,431	-	56,958,860	65,705,559
Total financial assets on December 31, 2023	829,873,144	177,115,114	119,754,483	446,666,021	194,863,608	-	1,768,272,370
Total financial assets on December 31, 2022	679,582,545	173,811,482	125,617,929	469,242,326	193,978,348	-		1,642,232,630

Liabilities
Financial liabilities at amortized cost							-
Deposits from banks	274,817,412	20,631,026	9,836,986	15,310,467	2,826,892	-	323,422,783	281,948,038
Deposits from customers (3)	205,026,524	47,921,784	94,806,013	274,003,401	176,958	-	621,934,680	590,682,206
Securities issued	8,622,895	17,360,738	22,991,898	185,539,132	10,451,595	-	244,966,258	222,257,328
Subordinated debts	357,829	27,067	36,878	14,781,304	20,412,028	14,722,748	50,337,854	52,241,332
Other financial liabilities (4)	51,707,772	21,549,168	1,481,813	5,857,103	2,023,676	-	82,619,532	92,556,433
Financial liabilities at fair value through profit or loss	2,141,968	1,353,693	2,730,211	7,167,783	2,148,565	-	15,542,220	13,341,324
Other financial instruments with credit risk exposure							-
Loan Commitments	-	-	-	2,274,316	-	-	2,274,316	2,997,091
Financial guarantees	123,748	-	-	1,078,866	-	-	1,202,614	1,768,949
Liabilities of insurance contracts (3)	302,553,538	-	-	42,238,684	-	-	344,792,222	304,755,965
Total financial liabilities on December 31, 2023	845,351,686	108,843,476	131,883,799	548,251,056	38,039,714	14,722,748	1,687,092,479
Total financial liabilities on December 31, 2022	774,863,285	127,641,119	163,015,580	436,825,712	46,079,740	14,123,230		1,562,548,666
(1)	Financial assets at fair value through profit or loss that are not derivatives are classified within a period of up to one year.
(2)	Includes, primarily, foreign exchange operations, debtors for guarantee deposits and trading and intermediation of values;
(3)	Demand deposits, savings deposits and insurance contract liabilities, represented by “VGBL” and “PGBL” products, are classified within 1 to 30 days, without considering the historical average turnover; and
(4)	Primarily includes credit card operations, foreign exchange operations, trading and intermediation of securities, financial leasing and capitalization plans.

The tables below show the assets and liabilities of the Company segregated by current and non-current, in accordance with the remaining contractual maturities on the reporting date:

	R$ thousands
	Current	Non-current	Total on December 31, 2023	Total on December 31, 2022
Assets
Total financial assets	1,126,742,741	641,529,629	1,768,272,370	1,642,232,630
Non-current assets held for sale	1,328,530	-	1,328,530	1,236,931
Investments in associated companies	-	9,616,840	9,616,840	8,970,513
Property and equipment	-	11,118,009	11,118,009	11,971,122
Intangible assets and goodwill	-	22,107,146	22,107,146	18,799,813
Current income and other tax assets	4,792,051	8,171,967	12,964,018	14,440,840
Deferred income tax assets	12,492,585	80,026,339	92,518,924	84,214,585
Other assets	8,298,254	1,299,158	9,597,412	10,422,358
Total non-financial assets	26,911,420	132,339,459	159,250,879	150,056,162
Total assets on December 31, 2023	1,153,654,161	773,869,088	1,927,523,249
Total assets on December 31, 2022	1,017,874,979	774,413,813		1,792,288,792

Liabilities
Total financial liabilities	836,764,249	850,328,230	1,687,092,479	1,562,548,666
Other provisions	3,753,085	18,584,759	22,337,844	22,647,973
Current income tax liabilities	1,546,656	-	1,546,656	1,593,037
Deferred income tax liabilities	210,623	1,396,904	1,607,527	1,633,292
Other liabilities	45,723,436	2,201,183	47,924,619	43,854,987
Total non-financial liabilities	51,233,800	22,182,846	73,416,646	69,729,289
Total shareholders´equity	-	167,014,124	167,014,124	160,010,837
Total shareholders´ equity and liabilities on December 31, 2023	887,998,049	1,039,525,200	1,927,523,249
Total shareholders´ equity and liabilities on December 31, 2022	897,505,729	894,783,063		1,792,288,792

40.5.	Fair value of financial assets and liabilities

For financial instruments that are measured at fair value, disclosure of measurements is required according to the following hierarchical levels of fair value:

•	Level 1

Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active market, as well as Brazilian government bonds that are highly liquid and are actively traded in over-the-counter markets.

•	Level 2

Valuation uses observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include derivative contracts whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data, including but not limited to yield curves, interest rates, volatilities, equity or debt prices and foreign exchange rates.

•	Level 3

Valuation uses unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities normally include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant Management judgment or estimation. This category generally includes certain corporate and bank debt securities and certain derivative contracts. The main non-observable data used in the determination of the fair value are the credit spreads that vary between 2% and 10%.

To fair value securities which have no consistent, regulatory updated, public price source, Bradesco uses models defined by the mark-to-market Commission and documented in the mark-to-mark manual for each security type. Through the use of methods and both mathematical and financial models which capture the effects and variations in the prices of financial assets classified as fair value, Bradesco is able to ascertain in a clear and consistent manner the determination of fair value of its Level 3 assets and liabilities.

The tables below present the composition of the financial assets and liabilities measured at fair value, classified using the hierarchical levels:

	R$ thousands
	On December 31, 2023
	Level 1	Level 2	Level 3	Fair Value
Financial assets at fair value through profit or loss	315,355,048	56,028,649	801,331	372,185,028
Brazilian government bonds	277,460,786	5,125,479	1	282,586,266
Corporate debt and marketable equity securities	25,063,901	10,392,525	801,330	36,257,756
Bank debt securities	3,334,171	40,510,645	-	43,844,816
Mutual funds	9,323,075	-	-	9,323,075
Foreign governments securities	118,948	-	-	118,948
Brazilian government bonds issued abroad	54,167	-	-	54,167
Derivatives	(1,840,440)	2,087,979	(376,410)	(128,871)
Derivative financial instruments (assets)	3,939,198	11,321,165	152,986	15,413,349
Derivative financial instruments (liabilities)	(5,779,638)	(9,233,186)	(529,396)	(15,542,220)
Debt instruments at fair value through other comprehensive income	206,067,520	5,218,058	1,564,028	212,849,606
Brazilian government bonds	183,192,342	-	16,606	183,208,948
Corporate debt securities	1,138,187	231,779	-	1,369,966
Bank debt securities	1,087,286	4,986,279	307,793	6,381,358
Brazilian government bonds issued abroad	6,670,043	-	-	6,670,043
Foreign governments securities	7,404,755	-	-	7,404,755
Mutual funds	2,282,963	-	-	2,282,963
Marketable equity securities and other stocks	4,291,944	-	1,239,629	5,531,573
Total	519,582,128	63,334,686	1,988,949	584,905,763

	R$ thousands
	On December 31, 2022
	Level 1	Level 2	Level 3	Fair Value
Financial assets at fair value through profit or loss	237,380,615	47,559,444	700,473	285,640,532
Brazilian government bonds	204,934,195	5,604,251	2	210,538,448
Corporate debt and marketable equity securities	18,223,185	9,290,575	700,471	28,214,231
Bank debt securities	1,427,286	32,664,618	-	34,091,904
Mutual funds	12,025,851	-	-	12,025,851
Foreign governments securities	656,270	-	-	656,270
Brazilian government bonds issued abroad	113,828	-	-	113,828
Derivatives	(1,526,269)	4,978,274	(534,833)	2,917,172
Derivative financial instruments (assets)	3,414,581	12,734,059	109,856	16,258,496
Derivative financial instruments (liabilities)	(4,940,850)	(7,755,785)	(644,689)	(13,341,324)
Debt instruments at fair value through other comprehensive income	203,732,788	10,435,808	1,419,682	215,588,278
Brazilian government bonds	177,149,932	-	21,318	177,171,250
Corporate debt securities	1,470,115	1,780,215	289,114	3,539,444
Bank debt securities	3,287,386	3,121,090	-	6,408,476
Brazilian government bonds issued abroad	9,337,317	-	-	9,337,317
Foreign governments securities	6,875,135	-	-	6,875,135
Mutual funds	1,602,576	-	-	1,602,576
Marketable equity securities and other stocks	4,010,327	5,534,503	1,109,250	10,654,080
Total	439,587,134	62,973,526	1,585,322	504,145,982

Derivative Assets and Liabilities

The Company’s derivative positions are determined using quantitative models that require the use of multiple inputs including interest rates, prices and indices to generate continuous yield or pricing curves and volatility factors. The majority of market inputs are observable and can be obtained from B3 (principal source) and the secondary market. Exchange traded derivatives valued using quoted prices are classified within Level 1 of the valuation hierarchy. However, few classes of derivative contracts are listed on an exchange; those are classified as Level 2 or Level 3.

The yield curves are used to determine the fair value by the method of discounted cash flow, for currency swaps and swaps based on other risk factors. The fair value of futures and forward contracts is also determined based on quoted markets prices on the exchanges for exchanges-traded derivatives or using similar methodologies to those described for swaps. The fair value of options is determined using external quoted prices or mathematical models, such as Black-Scholes, using yield curves, implied volatilities and the fair value of the underlying asset. Current market prices are used to determine the implied volatilities. The fair values of derivative assets and liabilities also include adjustments for market liquidity, counterparty credit quality and other specific factors, where appropriate.

The majority of these models do not contain a high level of subjectivity as the methodologies used in the models do not require significant judgment and inputs to the model are readily observable from active quoted markets. Such instruments are generally classified within Level 2 of the valuation hierarchy.

Derivatives that have significant unobservable inputs to their valuation models are classified within Level 3 of the valuation hierarchy.

The table below presents a reconciliation of securities and derivative financial instruments measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

	R$ thousands
	Financial assets at fair value through profit or loss	Debt instruments at fair value through other comprehensive income	Assets Derivative	Liabilities Derivatives	Total

On December 31, 2021	478,305	1,415,829	179,504	(530,951)	1,542,687
Included in profit or loss	193,266	(3,746)	-	-	189,520
Included in other comprehensive income	-	258,315	-	-	258,315
Acquisitions	198,748	119,825	-	(113,738)	204,835
Write-offs	(70,545)	(279,597)	(69,648)	-	(419,790)
Transfers to other levels (1)	(99,301)	(90,944)	-	-	(190,245)
On December 31, 2022	700,473	1,419,682	109,856	(644,689)	1,585,322

On December 31, 2022	700,473	1,419,682	109,856	(644,689)
Included in profit or loss	117,985	26,923	-	-	144,908
Included in other comprehensive income	-	197,493	-	-	197,493
Acquisitions	36,456	-	43,130	-	79,586
Write-offs	(53,583)	(80,070)	-	115,293	(18,360)
Transfers to other levels (1)	-	-	-	-	-
On December 31, 2023	801,331	1,564,028	152,986	(529,396)	1,988,949
(1)	These securities were reclassified between levels 2 and 3, as there was an increase in credit risk and the spread curve has unobservable parameters. When there is a reduction in this credit risk, the securities are transferred from level 3 to level 2.

The tables below show the gains/(losses) due to changes in fair value and interest income, including the realized and unrealized gains and losses, recorded in the consolidated statement of income for Level 3 assets and liabilities:

	R$ thousands
	Financial assets at fair value through profit or loss	Debt instruments at fair value through other comprehensive income	Total

Interest and similar income	17,960	(3,770)	14,190
Net trading gains/(losses) realized and unrealized	175,306	258,339	433,645
Total on December 31, 2022	193,266	254,569	447,835

Interest and similar income	12,312	26,923	39,235
Net trading gains/(losses) realized and unrealized	105,673	197,493	303,166
Total on December 31, 2023	117,985	224,416	342,401

Sensitivity analysis for financial assets classified as Level 3

	R$ thousands
	On December 31, 2023
	Impact on income (1)			Impact on shareholders’ equity (1)
	1	2	3	1	2	3
Interest rate in Reais	-	-	-	(3)	(622)	(1,181)
Price indexes	-	-	-	(106)	(13,739)	(25,648)
Exchange coupon	-	-	-	(2)	(308)	(603)
Foreign currency	-	-	-	106	2,656	5,312
Equities	3,966	99,152	198,303	6,695	167,386	334,772

	R$ thousands
	On December 31, 2022
	Impact on income (1)			Impact on shareholders’ equity (1)
	1	2	3	1	2	3
Interest rate in Reais	-	-	-	(5)	(1,098)	(2,058)
Price indexes	-	(15)	(29)	(82)	(11,879)	(22,007)
Exchange coupon	-	-	-	(5)	(665)	(1,293)
Foreign currency	-	-	-	162	4,055	8,110
Equities	3,453	86,317	172,633	5,990	149,743	299,485
(1)	Values net of taxes.

The sensitivity analyses were carried out based on the scenarios prepared for the dates shown, always taking into consideration market inputs available at the time and scenarios that would adversely impact our positions, in accordance with the scenarios below:

Scenario 1: Based on market information (B3, Anbima, etc.), stresses were applied for 1 basis point on the interest rate and 1.0% variation on prices;

Scenario 2: 25.0% stresses were determined based on market information; and

Scenario 3: 50.0% stresses were determined based on market information.

Financial instruments not measured at fair value

The table below summarizes the carrying amounts and the fair values of the financial assets and liabilities that were not presented in the consolidated statements of financial position at their fair value, classified using the hierarchical levels:

	R$ thousands
	On December 31, 2023
	Fair Value				Book value
	Level 1	Level 2	Level 3	Total
Financial assets (1)
Loans and advances
· Financial Institutions	-	205,228,671	-	205,228,671	205,102,659
· Customers	-	-	625,991,386	625,991,386	629,686,699
Securities at amortized cost	64,639,588	104,956,610	8,999,978	178,596,176	180,352,343

Financial liabilities
Deposits from banks	-	-	332,089,303	332,089,303	323,422,783
Deposits from customers	-	-	599,473,510	599,473,510	621,934,680
Securities issued	-	-	226,021,936	226,021,936	244,966,258
Subordinated debt	-	-	52,423,119	52,423,119	50,337,854

	R$ thousands
	On December 31, 2022
	Fair Value				Book value
	Level 1	Level 2	Level 3	Total
Financial assets (1)
Loans and advances
· Financial Institutions	-	122,538,967	-	122,538,967	122,488,329
· Customers	-	-	650,606,365	650,606,365	663,303,328
Securities at amortized cost	100,636,000	98,998,877	9,728,838	209,363,715	214,651,905

Financial liabilities
Deposits from banks	-	-	282,146,097	282,146,097	281,948,038
Deposits from customers	-	-	591,820,200	591,820,200	590,682,206
Securities issued	-	-	213,546,452	213,546,452	222,257,328
Subordinated debt	-	-	53,842,376	53,842,376	52,241,332
(1)	The amounts of loans and advances are presented net of the allowance for impairment losses.

Below we list the methodologies used to determine the fair values presented above:

Loans and advances to financial institutions: Fair values were estimated for groups of similar loans based upon type of loan, credit quality and maturity. Fair value for fixed-rate transactions was determined by discounted cash flow estimates using interest rates approximately equivalent to our rates for new transactions based on similar contracts. Where credit deterioration has occurred, estimated cash flows for fixed and floating-rate loans have been reduced to reflect estimated losses.

Loans and advances to customers: The fair values for performing loans are calculated by discounting scheduled principal and interest cash flows through maturity using market discount rates and yield curves that reflect the credit and interest rate risk inherent to the loan type at each reporting date. The fair values for impaired loans are based on discounting cash flows or the value of underlying collateral.

The non-performing loans were allocated into each loan category for purposes of calculating the fair-value disclosure. Assumptions regarding cash flows and discount rates are based on available market information and specific borrower information.

Bonds and securities at amortized cost: Financial assets are carried at amortized cost. Fair values are estimated according to the assumptions described in Note 2(d). See Note 9 regarding the amortized cost.

Deposits from banks and customers

The fair value of fixed-rate deposits with stated maturities was calculated using the contractual cash flows discounted with current market rates for instruments with similar maturities and terms. For floating-rate deposits, the carrying amount was considered to approximate fair value.

Funds from securities issued and Subordinated debt

Fair values were estimated using a discounted cash flow calculation that applies interest rates available in the market for similar maturities and terms.

40.6.	Underwriting risk

Underwriting risk is the risk related to a possible loss event that may occur in the future and for which there is uncertainty over the amount of damages that result from it. The risk arises from an economic situation not matching the Company’s expectations at the time of issuing its underwriting policy with regard to the uncertainties existing both in the definition of actuarial assumptions and in the constitution of technical provisions as well as for pricing and calculating premiums and contributions. In short, it refers to the risk of the frequency or severity of loss events or benefits exceeding the Company’s estimates.

Historical experience shows that the larger the group of contracts with similar risks, the lower the variability in cash flows. In that way, the risk management process seeks to diversify insurance operations, aiming to excel at balancing the portfolio, and is based on the grouping of risks with similar characteristics in order to reduce the impact of individual risks.

Risk underwriting management is carried out by the Technical Superintendence and the policies of underwriting and acceptance of risks are periodically evaluated.

Uncertainties over estimated future claim payments

Claims are due as they occur, and the Organization must compensate all covered claims that occur during the term of the contract. The estimated cost of claims includes the direct expenses to be incurred in their settlement. Therefore, considering the uncertainties inherent to the process, the final settlement may be different from that initially planned.

Asset and liability management (ALM)

The Company periodically analyzes future cash flows on assets and liabilities held in portfolio ALM – Asset Liability Management. The method used for ALM analysis is to observe the sufficiency or insufficiency of the present value of the stream of assets in relation to the present value of the stream of liabilities, and the duration of assets in relation to that of liabilities. The aim is to verify that the situation of the portfolio of assets and liabilities is balanced in order to honor the Company’s future commitments to its insured persons.

The actuarial assumptions used to generate the flow of liabilities are in line with international actuarial practices and with the characteristics of the Company’s product portfolio.

Risk management by product

The continuous monitoring the insurance contract portfolio enables us to track and adjust premiums practiced, as well as to assess the need for alterations. Other monitoring tools in use include: (i) sensitivity analysis, and (ii) algorithmic checks and corporate system notifications (underwriting, issuance and claims).

The main risks associated with Non-Life

The risks associated with Non-Life include, among others:

•	Oscillations in the incidence, frequency and severity of the claims and the indemnifications of claims in relation to the expectations;
•	Unpredictable claims arising from an isolated risk;
•	Inaccurate pricing or inadequate underwriting of risks;
•	Inadequate reinsurance policies or risk transfer techniques; and
•	Insufficient or excessive technical provisions.

Generally, the Non-Life insurance underwritten by the Company is of short duration. The underwriting strategies and goals are adjusted by management and informed through internal guidelines and practice and procedure manuals.

The main risks inherent to the main Non-Life business lines are summarized as follows:

•	Auto insurance includes, among other things, physical damage to the vehicle, loss of the insured vehicle, third-party liability insurance for vehicles and personal accident for passengers; and
•	Business, home and miscellaneous insurance includes, among other things, fire risks (e.g. fire, explosion and business interruption), natural disasters (e.g., earthquakes, storms and floods), as well as liability insurance.

The main risks associated with life insurance and pension plans

Life insurance and Private Pension Plans are generally long-term in nature and, accordingly, various actuarial assumptions are used to manage and estimate the risks involved, such as: assumptions about returns on investments, longevity, mortality and persistence rates in relation to each business unit. Estimates are based on historical experience and on actuarial expectations.

The risks associated with life insurance and pension plans include:

•	Biometric risks, which includes mortality experience, adverse morbidity, longevity and disability. The mortality risk may refer to policyholders living longer than expected (longevity) or passing away before expected. This is because some products pay a lump sum if the person dies, and others pay regular amounts while the policyholder is alive;
•	Policyholder’s behavior risks, which includes persistence rate experience. Low persistence rates for certain products may result in less policies/private pension plan agreements remaining contracted to help cover fixed expenses and may reduce future positive cash flows of the underwritten business. A low persistence rate may affect liquidity of products which carry a redemption benefit. On the other hand, high persistence rates for deficit products can increase future losses of these products;
•	Group Life-insurance risk results from exposure to mortality and morbidity rates and to operational experience worse than expected on factors such as persistence levels and administrative expenses; and
•	Some Life and Pension Plan products have pre-defined yield guarantees, and thereby face risk from changes in financial markets, returns on investments and interest rates that are managed as a part of market risk.

The main risks associated with health insurance

The risks associated with health insurance include, among others:

•	Variations in cause, frequency and severity of indemnities of claims compared to expectations;

•	Unforeseen claims resulting from isolated risk;
•	Incorrect pricing or inadequate subscription of risks; and
•	Insufficient or overvalued technical provisions.

For individual health insurance, for which certain provisions are calculated based on expected future cash flows (difference between expected future claims and expected future premiums), there are a number of risks, in addition to those cited above, such as biometric risk, including mortality and longevity experience and the insured’s behavioral risk, which covers persistency experience, as well as interest-rate risk that is managed as a part of market risk.

Risk management of non-life, life insurance and pension plans and health insurance

The Board for Risk Management, Internal Controls, Compliance, Privacy and Data Management Board monitors and evaluates risk exposure and is responsible for the development, implementation and review of policies that cover subscription. The implementation of these policies, the treatment of claims, reinsurance and the constitution of technical provisions of these risks are performed by the Techinacal Superintendent of Actuary and Statistics. The Technical Superintendencies developed mechanisms, such as the analysis of possible accumulations of risks based on monthly reports, which identify, quantify and manage accumulated exposure in order to keep it within the limits defined by internal policies.

For life insurance, pension plans and health insurance, the longevity risk is carefully monitored using the most recent data and tendencies of the environment in which the Company operates. Management monitors exposure to this risk and its capital implications in order to manage possible impacts, as well as the funding that the future business needs. Management adopts assumptions of continuous improvement in the future longevity of the population for the calculation of technical provisions, in order to anticipate and thus be covered by possible impacts generated by the improvement in the life expectancy of the insured/assisted population.

Persistency risk is managed through the frequent management of the Company’s historical experience. Management has also established guidelines for the management of persistency in order to monitor and implement specific initiatives, when necessary, to improve retention of policies.

The risk of elevated expenses is primarily monitored through the evaluation of the profitability of business units and the frequent monitoring of expense levels. Specifically, for life insurance and pension plans, mortality and morbidity risks are mitigated through the assignment of catastrophe reinsurance.

Risk Concentration

The Company operates throughout the national territory, and potential exposures to risk concentration are monitored through management reports where the results of insurance contracts sold by branch are observed. The table below shows the concentration of risks based on the values of insurance liabilities:

Insurance Liabilities	R$ thousands
	On December 31
	2023			2022
	Gross	Reinsurance	Net of tax	Gross	Reinsurance	Net of tax
Non-Life	20,413,602	32,606	20,380,996	22,346,065	24,660	22,321,405
Life	268,521,941	-	268,521,941	304,335,063	-	304,335,063
Health (Health and Dental)	3,136,199	9,804	3,126,395	3,201,521	10,221	3,191,300
Pension plan	12,384,586	-	12,384,586	14,656,772	-	14,656,772

Sensitivity test

The purpose of the sensitivity test is to measure impacts, in the event of isolated, reasonably possible changes in assumptions inherent to the Organization's operations that may be affected due to the risk underwriting process and that are considered relevant on the balance sheet date.

As risk factors, the following premises were elected:

•	Risk-free interest rate – represents the minimum level of profitability that can be taken for granted by the Organization. The test evaluated the impact of a reduction in the risk-free interest rate curve;
•	Income Conversion – The test evaluated the impact of an increase in the income conversion ratio for annuity contracts;
•	Longevity (Improvement) – represents an individual's life expectancy, based on their year of birth, their current age, and other demographic factors, including gender. The test evaluated the impact of an increase in the estimate of improvement in life expectancy for annuity contracts; and
•	Loss ratio – is the main indicator of insurance contracts and is equivalent to the ratio between the expenses and the income that the Organization received for the contract. The test assessed the impact of an increase in claims.

Sensitivity test results

The table below shows the resulting increase in insurance liabilities for life insurance with survivorship coverage, pension plans and individual life insurance, considering variations in the risk factor[1]:

On December 31, 2023 - R$ thousand
Interest Rate - Variation of -5% (*)	Increases in the insurance liabilities
Life	22,319,470
Pension Plans	304,289,046

(*)	There was a change in the methodology in relation to the previous publication, so that in order to more adequately reflect the risk of the interest rate, it now only affects the projected profitability of the balances and does not affect the bottom-up rate, used to discount cash flows.

On December 31, 2023 - R$ thousand
Conversion into Income - variation of + 5	Increases in the insurance liabilities
Pension Plans	304,400,582

On December 31, 2023 - R$ thousand
Longevity (Improvement) - Variation of +0,2%	Increases in the insurance liabilities
Life	22,298,444
Pension Plans	304,502,134

For non-life insurance, life except individual life, and health including dental insurance, the table below shows the result of the impact on the Organization's income and shareholders' equity if there was an increase in the loss ratio by 1 percentage point in the last twelve months of the calculation base date:

Loss ratio - increase of 1%	R$ thousands
	Gross of reinsurance		Net of reinsurance
	On December 31, 2023	On December 31, 2022	On December 31, 2023	On December 31, 2022
Non-Life	(54,511)	(42,995)	(54,324)	(42,811)
Life	(34,000)	(32,770)	(33,811)	(32,636)
Health (Health and Dental)	(200,709)	(167,181)	(200,709)	(167,181)

Limitations of sensitivity analysis

Sensitivity analyses show the effect of a change in certain assumptions while other assumptions remain unchanged. In real situations, premises and other factors may be correlated. It should also be noted that these sensitivities are not linear and therefore greater or lesser impacts should not be interpolated or extrapolated from these results.

Sensitivity analyses do not take account of the fact that assets and liabilities are highly managed and controlled. Additionally, the Company’s financial position may vary with any movement occurring in the market. For example, the risk management strategy aims to manage exposure to fluctuations in the market. As investment markets move through various levels, management initiatives may include sales of investments, altered portfolio allocations, and other protective measures.

Other limitations of the sensitivity analyses include the use of hypothetical market movements to show the potential risk, which only represents Management’s view of possible market changes in the near future, which cannot be foreseen with certainty, and they also assume that all interest rates move in the same manner.

[1] Reinsurance is not subject to the application of the shock, as it is a non-proportional and immaterial contract.

Credit risk

Credit risk consists of the possible occur of losses in value of financial assets and reinsurance assets, because of noncompliance, by the counterparty, of its financial obligations according to agreed terms with the Company.

This risk may materialize in different ways, among others.

•	Losses arising from delinquency, due to lack of payment of the premium or of the installments by the insured person;
•	Possibility of any issuer of financial asset not making the payment on the due date or the amortizations provided for each security; and
•	Inability or unfeasibility of recovery of commissions paid to brokers when policies are canceled.

Credit risk management

The Company performs various sensitivity analyses and stress tests as tools for management of financial risks. The results of these analyses are used for risk mitigation and to understand the impact on the results and the shareholders’ equity of the Company in normal conditions and in conditions of stress. These tests take into account historical scenarios and scenarios of market conditions provisioned for future periods, and their results are used in the process of planning and decision making, as well as the identification of specific risks arising on financial assets and liabilities held by the Company. The management of credit risk for reinsurance operations includes monitoring of exposures to credit risk of individual counterparts in relation to credit ratings by risk assessment companies, such as Am Best, Fitch Ratings and Standard & Poor’s and Moody’s. The reinsurers are subject to a process of analysis of credit risk on an ongoing basis to ensure that the goals of the mitigation of credit risk will be achieved.

In that sense, credit risk management in the Company is a continuous and evolving process including the mapping, development, evaluation and diagnosis of existing models, instruments and procedures that requires a high level of discipline and control in the analysis of operations to preserve the integrity and independence of processes. It is a process carried out at the corporate level using structured, independent internal procedures based on proprietary documentation and reports, assessed by the risk management structures of the Company and Banco Bradesco, and based on the gradual deployment of internal models for the determination, measurement and calculation of capital.

Meetings are held quarterly of the Executive Committee for Risk Management of Grupo Bradesco Seguros, of the Executive Committee of Investments and, monthly, of the Internal Meeting of Asset Allocation by the area of Investment Management of Bradesco Seguros S.A. for the deliberative negotiations, possessing the functions, which are necessary for the regulatory/improvement requirement in the processes of management.

Reinsurance policy

No matter how conservative and selective insurers are in the choice of their partners, the purchase of reinsurance presents, naturally embedded in its operation, a credit risk.

The Bradesco Company’s policy for purchasing reinsurance and approval of reinsurers are the responsibility of the Board of Executive Officers, observing to the minimum legal requirements and regulations, some of them aimed at minimizing the credit risk intrinsic to the operation, and considering the shareholders’ equity consistent with amounts transferred.

Another important aspect of managing reinsurance operations is the fact that the Company aims to work within its contractual capacity, thereby avoiding the frequent purchases of coverages in optional agreements and higher exposures to the credit risk.

Practically, all property damage portfolios, except automotive, are hedged by reinsurance which, in most cases, is a combination of proportional and non-proportional plans by risk and/or by event.

Currently, part of the reinsurance contracts (proportional and non-proportional) are transferred to IRB Brasil Resseguros S.A. Some admitted reinsurers participate with lower individual percentages, but all have minimum capital and rating higher than the minimum established by the Brazilian legislation, which, in Management’s judgment, reduces the credit risk.

Exposure to insurance credit risk

Management believes that maximum exposure to credit risk arising from premiums to be paid by insured parties is low, since, in some cases, coverage of claims may be canceled (under Brazilian regulations), if premiums are not paid by the due date. Exposure to credit risk for premium receivables differs between risks yet to be incurred and risks incurred, since there is higher exposure on incurred-risk lines for which coverage is provided in advance of payment of the insurance premium.

The Company is exposed to concentrations of risk with individual reinsurance companies, due to the nature of the reinsurance market and strict layer of reinsurance companies with acceptable loan ratings. The Company manages the exposures of its reinsurance counterparties, limiting the reinsurance companies that may be used, and regularly assessing the default impact of the reinsurance companies.

Operational risk

Operational risk is the possibility of losses resulting from failure, deficiency or inadequacy of internal processes, people and systems, or resulting from fraud or external events, including legal risk and excluding risks arising from strategic decisions and image of the Organization.

Operational risk management

The Organization approaches operational risk management as a process of continuous improvement, aiming to monitor the dynamic evolution of the business and minimize the existence of gaps that could compromise the quality of this management.

The entire Corporate Governance process for operational risk management is monitored quarterly by the executive committees of Grupo Bradesco Seguros and Banco Bradesco, each with its own specificity, having, among others, the following responsibilities:

•	Periodic assessment of operational risks faced and the adequacy of controls and procedures to address the identified risks and their mitigation;
•	Development of the Operational Loss Database (DOLD) for reporting operational losses and corrective actions;
•	Training and dissemination of the internal control culture;
•	Ensure compliance with the Organization's operational risk management and business continuity policies;
•	Ensure the effectiveness of the Organization's operational risk and business continuity management process;
•	Approve and review definitions and criteria, mathematical and statistical modeling and calculations relating to the amount of capital allocation;
•	Evaluate and submit for validation by the Executive Risk Management Committee, with reporting to specific committees, the policy, structure, roles, procedures and responsibilities of the dependencies involved in the process, as well as the reviews carried out annually; and
•	Ethical standards.

Within this scenario, the Organization has mechanisms for evaluating its Internal Controls system to provide reasonable security regarding the achievement of its objectives in order to avoid the possibility of loss caused by non-observance, violation or non-compliance with internal rules and instructions. The internal control environment also contributes to operational risk management, in which the risk map is regularly updated based on self-assessments of risks and controls.

40.7.Operational	risk

Operational risk is represented by the possibility of losses resulting from external events or failure, deficiency or inadequacy of internal processes, people or systems. This definition includes the legal risk associated with inadequacy or deficiency in contracts signed by the Organization, sanctions due to non-compliance with legal provisions and compensation for damages to third parties arising from the activities carried out by the Organization.

Operational Risk Management Process

The Organization adopts the Three Lines model, which consists of identifying and assigning specific responsibilities to the Premises so that the essential tasks of operational risk management are carried out in an integrated and coordinated manner. To this end, the following activities are carried out:

• Identify, assess and monitor the operational risks inherent to the Organization's activities;

• Evaluate the operational risks inherent to new products, services and partners in order to adapt them to legislation and procedures and controls;

• Mapping and capture operational loss records to compose the database operational risk and manage them in line with the Organization's appetite;

• Provide analyzes that provide quality information to the Premises, with a view to improving operational risk management;

• Evaluate scenarios and indicators for the purpose of composing the economic capital and improving the Organization's risk maps;

• Assess and calculate the need for regulatory and economic capital for operational risk; and

• Ensure the existence of governance procedures for reporting operational risk and its main aspects in order to support the Organization's strategic decisions.

These procedures are supported by a system of internal controls, being independently certified as to their effectiveness and execution, in order to meet the risk appetite limits established by the Organization.